Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES
Stockpile ore	$ 23.7	$ 21.6
Work-in-process	10.0	9.3
Finished goods	14.3	7.0
Supplies	53.0	55.4
Total current inventories	$ 101.0	$ 93.3